Annual Total Returns- Vanguard Institutional Target Retirement 2060 Fund (Institutional) [BarChart] - Institutional - Vanguard Institutional Target Retirement 2060 Fund - Institutional Shares	2016	2017	2018	2019	2020
Total	8.94%	21.42%	(7.88%)	25.13%	16.40%